Employee Benefit Plans - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
France
Discount rate	3.10%	3.05%	3.65%
Salary increases	3.00%	3.00%	3.00%
Switzerland
Discount rate	0.97%	1.52%	2.25%
Expected rate of return on plan assets	3.05%	3.04%	3.00%
Salary increases	2.00%	2.00%	1.50%